Income tax - Movement of valuation allowance and tax losses carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Balance at the beginning of the year	¥ 575,419	¥ 526,645	¥ 376,933
Additions	36,724	49,008	149,712
Loss utilized	(5,493)	(234)
Balance at the end of the year	¥ 606,650	¥ 575,419	¥ 526,645